Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue
Schedule of revenue

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
In-game purchases	218,339	241,958
Advertising	15,800	10,822
Total	234,139	252,780

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
US	84,436	81,385
Europe	55,729	53,485
Asia	57,421	68,367
Other	36,553	49,543
Total	234,139	252,780